December 19, 2016

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds (the “Trust”)
Form N-14 Filing

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Trust pursuant to the Securities Act of 1933, as amended (the “1933 Act”), is a copy of the Form N-14 filing of the Trust, which includes the combined proxy statement/prospectus (“Proxy Statement/Prospectus”) for Mar Vista Strategic Growth Fund and Harbor Strategic Growth Fund, the Trust’s statement of additional information (“SAI”), Part C and exhibits. This filing has been manually signed by the persons specified in Section 6(a) of the 1933 Act. Pursuant to Rule 302(b) under Regulation S-T, the Trust will retain the manually executed copy of the filing; the electronic copy of the filing contains conformed signatures.

This filing is being made pursuant to Rule 488 under the 1933 Act and is intended to become effective on January 18, 2017. The purpose of the Proxy Statement/Prospectus is to solicit proxies to be voted at a special meeting of the shareholders (the “Meeting”) of the Mar Vista Strategic Growth Fund (the “Target Fund”), a series of Manager Directed Portfolios (the “MDP Trust”). At the Meeting, shareholders of the Target Fund will be asked to approve an Agreement and Plan of Reorganization (the “Plan”) relating to the reorganization of the Target Fund into Harbor Strategic Growth Fund, a newly-organized series of the Trust (the “Acquiring Fund”), as described more fully in the Plan.

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4425.

Sincerely,

/s/ Erik D. Ojala
Erik D. Ojala Secretary

Cc:	Christopher P. Harvey, Esq.

Jill Damon, Esq.

Dechert LLP

David G. Van Hooser

Anmarie S. Kolinski

Charles F. McCain

Jodie L. Crotteau

Harbor Funds

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.